October 3, 2014

Supplement

SUPPLEMENT DATED OCTOBER 3, 2014 TO THE PROSPECTUS OF
MORGAN STANLEY GLOBAL FIXED INCOME OPPORTUNITIES FUND
Dated February 28, 2014

The section of the Prospectus entitled "Fund Summary—Fund Management—Portfolio Managers" is hereby deleted and replaced with the following:

The Fund is managed by members of the Global Fixed Income team. Information about the current members jointly and primarily responsible for the day-to-day implementation of the Fund's overall strategy and portfolio construction is shown below:

Name	Title with Adviser/Sub-Adviser	Date Began Managing Fund
Jim Caron	Managing Director	October 2014
Richard Ford	Managing Director	October 2014
Michael Kushma	Managing Director	April 2014
Christian G. Roth	Managing Director	March 2010

The third and fourth paragraphs under the section of the Prospectus entitled "Fund Details—Fund Management" are hereby deleted and replaced with the following:

The Fund is managed by members of the Global Fixed Income team. The team consists of portfolio managers, analysts and traders. Current members of the team jointly and primarily responsible for the day-to-day implementation of the Fund's overall strategy and portfolio construction are Jim Caron, Richard Ford, Michael Kushma and Christian G. Roth. In managing the Fund's portfolio, Messrs. Caron, Ford, Kushma and Roth may utilize the input of other members of the Advisor's Global Fixed Income team including, but not limited to, the Fixed Income Asset Allocation team.

Mr. Caron has been associated with Morgan Stanley since 2006 and with the Adviser in an investment management capacity since June 2012. Prior to June 2012, he was global head of interest rates, foreign exchange and emerging markets strategy for Morgan Stanley. Mr. Ford is the head of European Fixed Income and has been associated with Morgan Stanley since 1991 and with the Sub-Adviser in an investment management capacity since 2002. Mr. Kushma is Chief Investment Officer of Global Fixed Income for the Adviser. He joined Morgan Stanley in 1987 and the Adviser in 1994. He has 26 years of investment experience. From 1987 to 1994, he was a global fixed income strategist for Morgan Stanley's Fixed Income Division. Prior to joining Morgan Stanley, he was a senior lecturer of economics at Columbia University. Michael received an A.B. in economics from Princeton University, an M.Sc. in economics from the London School of Economics and an M.Phil. in economics from Columbia University. Mr. Roth has been associated with the Adviser or its investment management affiliates in an investment management capacity since 1991.

***

Morgan Stanley Investment Management Inc., the Fund's investment adviser, has agreed to reduce the Fund's total expense ratio caps with respect to each share class. As a result, effective immediately, the following changes to the Prospectus are necessary:

The Annual Fund Operating Expenses table under the section of the Prospectus entitled "Fund Summary—Fees and Expenses—Annual Fund Operating Expenses" is hereby deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class B	Class L	Class I
Advisory Fee	0.32%	0.32%	0.32%	0.32%
Distribution and/or Shareholder Service (12b-1) Fee[3]	0.25%	0.85%	0.50%	None
Other Expenses	0.74%	0.71%	0.74%	0.76%
Total Annual Fund Operating Expenses[4]	1.31%	1.88%	1.56%	1.08%
Fee Waiver and/or Expense Reimbursement[4]	0.26%	0.19%	0.22%	0.38%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement[4]	1.05%	1.69%	1.34%	0.70%

The Fund's Example table under the section of the Prospectus entitled "Fund Summary—Fees and Expenses—Example—If You SOLD Your Shares" is hereby deleted in its entirety and replaced with the following:

	1 Year	3 Years	5 Years	10 Years
Class A	$528	$745	$980	$1,653
Class B	$672	$833	$1,118	$1,828
Class L	$136	$425	$734	$1,613
Class I	$72	$224	$390	$871

The Fund's Example table under the section of the Prospectus entitled "Fund Summary—Fees and Expenses—Example—If You HELD Your Shares" is hereby deleted in its entirety and replaced with the following:

	1 Year	3 Years	5 Years	10 Years
Class A	$528	$745	$980	$1,653
Class B	$172	$533	$918	$1,828
Class L	$136	$425	$734	$1,613
Class I	$72	$224	$390	$871

The footnotes following the Fund's Example information under the section of the Prospectus entitled "Fund Summary—Fees and Expenses—Example" are hereby deleted in their entirety and replaced with the following:

(1) Investments that are not subject to any sales charges at the time of purchase are subject to a contingent deferred sales charge ("CDSC") of 0.50% that will be imposed if you sell your shares within 18 months after the last day of the month of purchase, except for certain specific circumstances. See "Shareholder Information—Share Class Arrangements" for further information about the CDSC waiver categories.

(2) The Class B contingent deferred sales charge ("CDSC") is scaled down to 1.00% during the sixth year, reaching zero thereafter. See "Shareholder Information—Share Class Arrangements" for a complete discussion of the CDSC.

(3) The Board of Trustees approved an amendment to the Plan of Distribution reducing the distribution and shareholder services (12b-1) fee for the Fund's Class L shares from 0.85% to 0.50% of the average daily net assets of such Class, effective February 25, 2013. The Distribution and/or Shareholder Service (12b-1) Fee shown in the table above has been restated to reflect such change.

(4) The Fund's "Adviser" and "Administrator," Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee, its administration fee and/or reimburse the Fund so that Total Annual Fund Operating Expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 1.05% for Class A, 1.69% for Class B, 1.34% for Class L and 0.70% for Class I. The fee waivers and/or expense reimbursements will continue for at least one year or until such time as the Fund's Board of Trustees acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.

The penultimate paragraph of the section of the Prospectus entitled "Fund Details—Fund Management" is hereby deleted and replaced with the following:

Morgan Stanley Investment Management Inc., as the Adviser and the Administrator, has agreed to reduce its advisory fee, its administration fee, and/or reimburse the Fund, if necessary, if such fees would cause the total annual operating expenses of the Fund to exceed 1.05% for Class A, 1.69% for Class B, 1.34% for Class L and 0.70% for Class I. In determining the actual amount of fee waiver and/or expense reimbursement for the Fund, if any, the Adviser and Administrator exclude from total annual operating expenses certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation). The fee waivers and/or expense reimbursements will continue for at least one year or until such time as the Fund's Board of Trustees acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

DINSPT-1014

October 3, 2014

Supplement

SUPPLEMENT DATED OCTOBER 3, 2014 TO THE PROSPECTUS OF
MORGAN STANLEY GLOBAL FIXED INCOME OPPORTUNITIES FUND
CLASS IS
Dated February 28, 2014

The section of the Prospectus entitled "Fund Summary—Fund Management—Portfolio Managers" is hereby deleted and replaced with the following:

The Fund is managed by members of the Global Fixed Income team. Information about the current members jointly and primarily responsible for the day-to-day implementation of the Fund's overall strategy and portfolio construction is shown below:

Name	Title with Adviser/Sub-Adviser	Date Began Managing Fund
Jim Caron	Managing Director	October 2014
Richard Ford	Managing Director	October 2014
Michael Kushma	Managing Director	April 2014
Christian G. Roth	Managing Director	March 2010

The third and fourth paragraphs under the section of the Prospectus entitled "Fund Details—Fund Management" are hereby deleted and replaced with the following:

The Fund is managed by members of the Global Fixed Income team. The team consists of portfolio managers, analysts and traders. Current members of the team jointly and primarily responsible for the day-to-day implementation of the Fund's overall strategy and portfolio construction are Jim Caron, Richard Ford, Michael Kushma and Christian G. Roth. In managing the Fund's portfolio, Messrs. Caron, Ford, Kushma and Roth may utilize the input of other members of the Advisor's Global Fixed Income team including, but not limited to, the Fixed Income Asset Allocation team.

Mr. Caron has been associated with Morgan Stanley since 2006 and with the Adviser in an investment management capacity since June 2012. Prior to June 2012, he was global head of interest rates, foreign exchange and emerging markets strategy for Morgan Stanley. Mr. Ford is the head of European Fixed Income and has been associated with Morgan Stanley since 1991 and with the Sub-Adviser in an investment management capacity since 2002. Mr. Kushma is Chief Investment Officer of Global Fixed Income for the Adviser. He joined Morgan Stanley in 1987 and the Adviser in 1994. He has 26 years of investment experience. From 1987 to 1994, he was a global fixed income strategist for Morgan Stanley's Fixed Income Division. Prior to joining Morgan Stanley, he was a senior lecturer of economics at Columbia University. Michael received an A.B. in economics from Princeton University, an M.Sc. in economics from the London School of Economics and an M.Phil. in economics from Columbia University. Mr. Roth has been associated with the Adviser or its investment management affiliates in an investment management capacity since 1991.

***

Morgan Stanley Investment Management Inc., the Fund's investment adviser, has agreed to reduce the Fund's total expense ratio caps with respect to each share class. As a result, effective immediately, the following changes to the Prospectus are necessary:

The Annual Fund Operating Expenses table under the section of the Prospectus entitled "Fund Summary—Fees and Expenses—Annual Fund Operating Expenses" is hereby deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class IS
Advisory Fee	0.32%
Distribution and/or Shareholder Service (12b-1) Fee	None
Other Expenses[1]	1.59%
Total Annual Fund Operating Expenses[2]	1.91%
Fee Waiver and/or Expense Reimbursement[2]	1.24%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement[2]	0.67%

The Fund's Example table under the section of the Prospectus entitled "Fund Summary—Fees and Expenses—Example—If You SOLD Your Shares" is hereby deleted in its entirety and replaced with the following:

	1 Year	3 Years
Class IS	$68	$214

The Fund's Example table under the section of the Prospectus entitled "Fund Summary—Fees and Expenses—Example—If You HELD Your Shares" is hereby deleted in its entirety and replaced with the following:

	1 Year	3 Years
Class IS	$68	$214

The footnotes following the Fund's Example information under the section of the Prospectus entitled "Fund Summary—Fees and Expenses—Example" are hereby deleted in their entirety and replaced with the following:

(1) Other expenses have been estimated for the current fiscal year.

(2) The Fund's "Adviser" and "Administrator," Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee, its administration fee and/or reimburse the Fund so that Total Annual Fund Operating Expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.67% for Class IS. The fee waivers and/or expense reimbursements will continue for at least one year or until such time as the Fund's Board of Trustees acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.

The penultimate paragraph of the section of the Prospectus entitled "Fund Details—Fund Management" is hereby deleted and replaced with the following:

Morgan Stanley Investment Management Inc., as the Adviser and the Administrator, has agreed to reduce its advisory fee, its administration fee and/or reimburse the Fund, if necessary, if such fees would cause the total annual operating expenses of the Fund to exceed 0.67% for Class IS. In determining the actual amount of fee waiver and/or expense reimbursement for the Fund, if any, the Adviser and Administrator exclude from total annual operating expenses certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation). The fee waivers and/or expense reimbursements will continue for at least one year or until such time as the Fund's Board of Trustees acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

DINISSPT-1014

October 3, 2014

Supplement

SUPPLEMENT DATED OCTOBER 3, 2014 TO THE
STATEMENT OF ADDITIONAL INFORMATION OF
MORGAN STANLEY GLOBAL FIXED INCOME OPPORTUNITIES FUND
Dated February 28, 2014

The table and related footnotes under the section of the Statement of Additional Information entitled "V. Investment Advisory and Other Services—G. Fund Management—Other Accounts Managed by the Portfolio Managers" is hereby deleted and replaced with the following:

Other Accounts Managed by Portfolio Managers at October 31, 2013 (unless otherwise indicated):

	Other Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Managers	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts	Number of Accounts		Total Assets in the Accounts
Jim Caron*	2	$785.5 million	1	$9.7 million	1	(1)	$302.2 million(1)
Richard Ford*	0	$0	15	$5.5 billion	26	(2)	$8.9 billion(2)
Michael Kushma**	2	$172.5 million	15	$4.8 billion	27	(3)	$12.9 billion(3)
Christian G. Roth	6	$562.2 million	25	$8.1 billion	35	(4)	$14.0 billion(4)

*  As of July 31, 2014.

**  As of January 31, 2014.

(1)  Account had performance-based fees.

(2)  Of these other accounts, 6 accounts with a total of approximately $2.2 billion in assets had performance-based fees.

(3)  Of these other accounts, 7 accounts with a total of approximately $2.1 billion in assets had performance-based fees.

(4)  Of these other accounts, 8 accounts with a total of approximately $3.1 billion in assets had performance-based fees.

***

The section of the Statement of Additional Information entitled "V. Investment Advisory and Other Services—G. Fund Management—Securities Ownership of Portfolio Managers" is hereby deleted and replaced with the following:

As of October 31, 2013 (unless otherwise noted), the dollar range of securities beneficially owned (or held notionally through IMAP) by each portfolio manager in the Fund is shown below.

Jim Caron	$10,001-$50,000*
Richard Ford	$0*
Michael Kushman	$100,001-$500,000**
Christian G. Roth	$100,001-$500,000

*  As of July 31, 2014.

**  As of March 15, 2014.

***

The fifth paragraph of the section of the Statement of Additional Information entitled "V. Investment Advisory and Other Services—A. Adviser, Sub-Adviser and Administrator" is hereby deleted and replaced with the following:

Morgan Stanley Investment Management Inc., as the Adviser and the Administrator, has agreed to reduce its advisory fee, its administration fee and/or reimburse the Fund, if necessary, if such fees would cause the total annual operating expenses of the Fund to exceed 1.05% for Class A, 1.69% for Class B, 1.34% for Class L and 0.70% for

Class I. In determining the actual amount of fee waiver and/or expense reimbursement for the Fund, if any, the Adviser and Administrator exclude from total annual operating expenses certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation).The fee waivers and/or expense reimbursements will continue for at least one year or until such time as the Fund's Board of Trustees acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

October 3, 2014

Supplement

SUPPLEMENT DATED OCTOBER 3, 2014 TO THE STATEMENT OF ADDITIONAL INFORMATION OF
MORGAN STANLEY GLOBAL FIXED INCOME OPPORTUNITIES FUND
CLASS IS
Dated February 28, 2014

The table and related footnotes under the section of the Statement of Additional Information entitled "V. Investment Advisory and Other Services—E. Fund Management—Other Accounts Managed by the Portfolio Managers" is hereby deleted and replaced with the following:

Other Accounts Managed by Portfolio Managers at October 31, 2013 (unless otherwise indicated):

	Other Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Managers	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts	Number of Accounts		Total Assets in the Accounts
Jim Caron*	2	$785.5 million	1	$9.7 million	1	(1)	$302.2 million(1)
Richard Ford*	0	$0	15	$5.5 billion	26	(2)	$8.9 billion(2)
Michael Kushma**	2	$172.5 million	15	$4.8 billion	27	(3)	$12.9 billion(3)
Christian G. Roth	6	$562.2 million	25	$8.1 billion	35	(4)	$14.0 billion(4)

*  As of July 31, 2014.

**   As of January 31, 2014.

(1)  Account had performance-based fees.

(2)  Of these other accounts, 6 accounts with a total of approximately $2.2 billion in assets had performance-based fees.

(3)  Of these other accounts, 7 accounts with a total of approximately $2.1 billion in assets had performance-based fees.

(4)  Of these other accounts, 8 accounts with a total of approximately $3.1 billion in assets had performance-based fees.

***

The section of the Statement of Additional Information entitled "V. Investment Advisory and Other Services—E. Fund Management—Securities Ownership of Portfolio Managers" is hereby deleted and replaced with the following:

As of October 31, 2013 (unless otherwise noted), the dollar range of securities beneficially owned (or held notionally through IMAP) by each portfolio manager in the Fund is shown below.

Jim Caron	$10,001-$50,000*
Richard Ford	$0*
Michael Kushman	$100,001-$500,000**
Christian G. Roth	$100,001-$500,000

*  As of July 31, 2014.

**  As of March 15, 2014.

***

The fifth paragraph of the section of the Statement of Additional Information entitled "V. Investment Advisory and Other Services—A. Adviser, Sub-Adviser and Administrator" is hereby deleted and replaced with the following:

Morgan Stanley Investment Management Inc., as the Adviser and the Administrator, has agreed to reduce its advisory fee, its administration fee and/or reimburse the Fund, if necessary, if such fees would cause the total annual operating expenses of the Fund to exceed 0.67% for Class IS. In determining the actual amount of fee waiver and/or expense reimbursement for the Fund, if any, the Adviser and Administrator exclude from total annual operating expenses certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation). The fee waivers and/or expense reimbursements will continue for at least one year or until such time as the Fund's Board of Trustees acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.